PGIM Laddered Nasdaq-100 Buffer 12 ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
PGIM Laddered Nasdaq-100 Buffer 12 ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	15.24%